UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-01402
CONTINENTAL ASSURANCE COMPANY
SEPARATE ACCOUNT (B)
(Exact name of registrant as specified in charter)

333 South Wabash Avenue, Chicago, IL	60604
(Address of principal executive offices)	(Zip code)
Lynne Gugenheim
333 South Wabash Avenue, 23S
Chicago, IL 60604
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 822-4921
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

ITEM 1.     SCHEDULE OF INVESTMENTS

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited)

March 31, 2010

	Number of
(All investments are in securities of unaffiliated issuers)	Shares	Fair Value

COMMON STOCKS:

CONSUMER DISCRETIONARY–3.2%
Hotels, Restaurants & Leisure–3.2%
Marriott International, Inc. - Class A	31,337	$987,742

CONSUMER STAPLES–16.0%
Beverages–5.8%
The Coca-Cola Company	20,000	1,100,000
Molson Coors Brewing Company - Class B	16,500	693,990

		1,793,990

Food & Staples Retailing–4.9%
Costco Wholesale Corporation	10,000	597,100
CVS Caremark Corporation	25,000	914,000

		1,511,100

Household Products–2.8%
The Procter & Gamble Company	14,000	885,780

Tobacco–2.5%
Philip Morris International Inc.	15,000	782,400

ENERGY–5.0%
Energy Equipment & Services–5.0%
Halliburton Company	30,000	903,900
Schlumberger Limited(**)	10,000	634,600

		1,538,500

FINANCIALS-4.6%
Capital Markets-1.9%
The Goldman Sachs Group, Inc.	3,500	597,205

Diversified Financial Services–2.7%
JPMorgan Chase & Co.	19,000	850,250
(*)	Denotes non–income producing holdings for the three months ended March 31, 2010.
(**)	Denotes non-U.S. domiciled companies.
(***)	A trust consisting of approximately 20 common stocks.

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited) — continued

March 31, 2010

	Number of
(All investments are in securities of unaffiliated issuers)	Shares	Fair Value

HEALTH CARE–14.7%
Biotechnology–2.9%
Gilead Sciences, Inc.(*)	20,000	909,600

Health Care Equipment & Supplies–6.3%
Baxter International Inc.	10,000	582,000
Medtronic Inc.	12,500	562,875
St. Jude Medical, Inc.(*)	20,000	821,000

		1,965,875

Pharmaceuticals–5.5%
Abbott Laboratories	16,500	869,220
Pharmaceutical Holdrs (SM) Trust(***)	12,500	829,250

		1,698,470

INDUSTRIALS–13.5%
Aerospace & Defense–3.8%
United Technologies Corporation	16,000	1,177,760

Construction & Engineering-1.8%
Fluor Corporation	12,000	558,120

Industrial Congolomerates–2.0%
General Electric Company	35,000	637,000

Road & Rail–5.9%
CSX Corporation	36,000	1,832,400
(*)	Denotes non–income producing holdings for the three months ended March 31, 2010.
(**)	Denotes non-U.S. domiciled companies.
(***)	A trust consisting of approximately 20 common stocks.

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited) — continued

March 31, 2010

	Number of
(All investments are in securities of unaffiliated issuers)	Shares	Fair Value

INFORMATION TECHNOLOGY–34.5%
Communications Equipment–5.4%
Cisco Systems, Inc.(*)	40,000	1,041,200
Qualcomm Incorporated	15,000	629,850

		1,671,050

Computers & Peripherals–5.1%
Hewlett-Packard Company	30,000	1,594,500

Electronic Equip., Instruments-2.3%
Corning Incorporated	35,000	707,350

Internet Software & Services–9.1%
Google Inc. - Class A(*)	5,000	2,835,050

IT Services–12.6%
Mastercard Incorporated - Class A	10,000	2,540,000
Visa Inc. - Class A	15,000	1,365,450

		3,905,450

MATERIALS–7.6%
Chemicals–7.6%
E.I. Du Pont De Nemours and Company	18,500	688,940
Praxair, Inc.	20,000	1,660,000

		2,348,940

Total Common Stocks–99.1%		30,788,532

SHORT TERM INVESTMENT:

MONEY MARKET–0.9%
JPMorgan U.S. Government Agency Shares		271,634

Total Short Term Investment–0.9%		271,634

TOTAL INVESTMENTS		$31,060,166

(*)	Denotes non–income producing holdings for the three months ended March 31, 2010.
(**)	Denotes non-U.S. domiciled companies.
(***)	A trust consisting of approximately 20 common stocks.

ITEM 2.      CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 1940 Act)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3.      EXHIBITS
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

By:	/s/ THOMAS C. SCOTT
Thomas C. Scott
(Principal Executive Officer)

Date:	May 10, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ LAWRENCE J. BOYSEN
Lawrence J. Boysen
(Principal Financial and Accounting Officer)

Date:	May 10, 2010

By:	/s/ THOMAS C. SCOTT
Thomas C. Scott
(Principal Executive Officer)

Date:	May 10, 2010